Post-Employment Benefit Obligations - Summary of Reconciliation of Asset Ceiling (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Foreign currency translation differences	$ 141,709	$ 695,254
Effect of Asset Ceiling [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	14,753	49,780
Interest on assets not recognized	1,032	2,936
Other changes in assets not recognized due to asset limit	9,344	(26,886)
Foreign currency translation differences	(1,325)	(11,077)
Ending balance	$ 23,804	$ 14,753